OPERATING LEASES - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
OPERATING LEASES.
2020	$ 2,949
2021	1,613
2022	769
2023	10
Total	5,341
Less: Imputed interest	525
Present value of lease liabilities	$ 4,816